Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	NXP Semiconductors N.V.
Entity Central Index Key	0001413447
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	251,751,500
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Public Float